Note 5 - Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Summary of Loans Receivable [Table Text Block]
(Dollars in thousands)	201 7	201 6
Residential real estate loans:
Single family conventional	$106,881	103,125
Single family FHA	88	92
Single family VA	36	38
	107,005	103,255
Commercial real estate:
Lodging	55,675	43,285
Retail/office	64,780	53,935
Nursing home/health care	7,352	8,185
Land developments	21,058	24,240
Golf courses	1,112	1,560
Restaurant/bar/café	5,929	5,851
Warehouse	25,891	26,630
Construction:
Single family	23,090	21,944
Multi-family	11,649	2,610
Commercial real estate	11,705	6,794
Manufacturing	22,136	15,743
Churches/community service	12,734	10,199
Multi-family	28,649	36,777
Other	42,357	41,327
	334,117	299,080
Consumer:
Autos	2,894	3,036
Home equity line	36,869	40,476
Home equity	15,823	16,302
Other – secured	1,911	2,048
Recreational vehicles	13,181	7,553
Land/lot s	1,587	2,362
Other – unsecured	1,502	1,506
	73,767	73,283
Commercial business	79,909	85,176
Total loans	594,798	560,794
Less:
Unamortized discounts	19	20
Net deferred loan costs	(463)	(300)
Allowance for loan losses	9,311	9,903
Total loans receivable, net	$585,931	551,171
Commitments to originate or purchase loans	$24,692	47,220
Commitments to deliver loans to secondary market	$5,629	9,595
Weighted average contractual rate of loans in portfolio	4.56%	4.45%

Schedule of Loans and Leases Receivable, Single Family and Multi Family Residential Loans by Location [Table Text Block]
	201 7		201 6
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Iowa	$3,605	3.4%	$4,470	4.3%
Minnesota	90,345	84.4	87,135	84.4
Missouri	1,841	1.7	1,206	1.2
Wisconsin	9,894	9.3	8,779	8.5
Other states	1,320	1.2	1,665	1.6
Total	$107,005	100.0%	$103,255	100.0%

Schedule of Loans and Leases Receivables Gross Carrying Amount, Commercial Real Estate by Location [Table Text Block]
	2017		2016
(Dollars in thousands)	Amount	Percent of Total	Amount	Percent of Total
Alabama	$1,742	0.5%	$1,902	0.7%
Florida	2,790	0.9	3,781	1.3
Idaho	3,371	1.0	3,529	1.2
Indiana	3,374	1.0	2,189	0.7
Iowa	4,755	1.4	1,973	0.7
Minnesota	232,991	69.8	213,983	71.5
North Carolina	5,996	1.8	2,926	1.0
North Dakota	1,093	0.3	8,447	2.8
Ohio	1,680	0.5	0	0.0
Pennsylvania	2,056	0.6	0	0.0
Tennessee	0	0.0	1,036	0.3
Wisconsin	72,510	21.7	57,512	19.2
Other states	1,759	0.5	1,802	0.6
Total	$334,117	100.0%	$299,080	100.0%